Document and Entity Information	May 14, 2020
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001437107
Document Type	8-K
Document Period End Date	May 14, 2020
Entity Registrant Name	Discovery, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-34177
Entity Tax Identification Number	35-2333914
Entity Address, Address Line One	8403 Colesville Road
Entity Address, City or Town	Silver Spring
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	20910
City Area Code	240
Local Phone Number	662-2000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Class A [Member]
Document And Entity Information [Line Items]
Security 12b Title	Series A Common Stock
Trading Symbol	DISCA
Security Exchange Name	NASDAQ
Common Class B [Member]
Document And Entity Information [Line Items]
Security 12b Title	Series B Common Stock
Trading Symbol	DISCB
Security Exchange Name	NASDAQ
Common Class C [Member]
Document And Entity Information [Line Items]
Security 12b Title	Series C Common Stock
Trading Symbol	DISCK
Security Exchange Name	NASDAQ